UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                              September 30, 2005


   Mutual Funds                                        Quantity         Value

        Bridgeway Ultra Small Company Market Fund       18,685     $   335,760
        Bjurman Micro-Cap Growth Cl D                   10,363         333,785
        Bogle Small Cap Growth                          10,938         320,488
        James Advantage Small Cap fund                  12,264         265,151
	Fifth Third FDS Micro Cap Value	                23,891	       255,400
        Harbor Small Cap Value                          13,155         268,103
        Keeley Small Cap Value                           6,149         267,240
	Munder Small Cap Value Cl A	                11,620	       320,368
	Numeric Investors Small Cap Value	        20,331	       420,028
	Perritt Micro Cap Opportunities Fund	         8,828	       268,994
	RS Investment Partners	                        11,162	       438,541
	Royce Opportunity Fund	                        20,921	       285,784
	Royce Value Investment Fund                     23,975         221,050
        Royce Value Plus Fund	                        25,171	       293,237
	Stratton Small Cap Yield Fund                    6,155	       270,580
	Wasatch Advisors Micro Cap Fund                 42,511	       321,805
	Wasatch Small Cap Value Fund                    34,098	       193,338
	William Blair Small Cap Growth Fund	        12,752	       337,542
                                                                    ----------

	Total Mutual Funds 		                             5,417,194
                                                                    ----------

   Short-Term Securities

	TD Waterhouse Money Market		                        11,822
                                                                    ----------

   Total Investments in Securities			             5,429,016

   Other assets 			                                91,464
                                                                    ----------

   Net Assets			                                    $5,520,480
                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   September 30, 2005


   Mutual Funds 		                       Quantity	        Value

        American Funds Amcap F                          8,889      $   164,537
        American Funds - Growth Fund of America F      11,526          341,522
        Artisan Mid Cap Value Fund                     13,674          268,017
        Brandywine Blue Fund                           10,425          326,720
        Calamos Growth A                                4,274          233,391
        Cambiar Opportunity Inst                       19,496          338,653
        Dodge & Cox Stock                               2,567          349,407
        Excelsior Value and Restructuring               5,944          274,727
        Hillman Capital Management                     13,937          205,296
        Hotchkis and Wiley Large Cap Value CL A         9,723          231,496
        Hotchkis and Wiley Mid-Cap Value CL A           8,655          255,237
        ICAP Select Equity                              7,278          269,210
        Mairs & Power Growth                            4,038          281,585
        Primecap Odyssey Growth                        27,783          322,565
        Quaker Aggressive Growth CL A                  13,420          325,708
        Schneider Value Fund                           11,361          233,690
        TCW Galileo FDS Dividend Focused Fund CL N     18,225          211,779
        Wasatch Heritage Growth                        17,673          201,998
                                                                   -----------

        Total Mutual Funds                                           4,835,538
                                                                   -----------
   Short-Term Securities

        TD Waterhouse Money Market                                      10,324
                                                                   -----------

   Total Investments in Securities                                   4,845,862

   Other assets                                                         58,798
                                                                   -----------

   Net Assets                                                      $ 4,904,660
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: November 28, 2005